OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2014
OTHER INCOME (EXPENSES), NET [Abstract]
OTHER INCOME (EXPENSES), NET

Note 11—OTHER INCOME (EXPENSES), NET

	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Exchange income (loss), net	5,255	30,822	(3,996)	(644)
Forward foreign currency contract gain (loss)	—	8,565	(7,680)	(1,238)
Other non-operating income	13,611	8,558	11,880	1,915
Other non-operating expenses	(4,510)	(20,023)	(17,210)	(2,774)
	14,356	27,922	(17,006)	(2,741)